CONSOLIDATED STATEMENTS OF INCOME (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Contract revenue	$ 226,953,070	$ 131,405,665	$ 80,333,891
Cost of contract revenue, includes depreciation of $7,160,142, $5,037,318 and $4,951,518 for the years ended December 31, 2011, 2010 and 2009, respectively	(98,906,986)	(58,723,528)	(38,715,490)
Gross profit	128,046,084	72,682,137	41,618,401
General and administrative expenses	(9,444,718)	(7,159,793)	(2,531,132)
Income from operations	118,601,366	65,522,344	39,087,269
Other income (expense):
Interest income	436,646	123,536	29,833
Interest expenses	0	(843,995)	(755,853)
Sundry income	122,151	89	0
Gain on obligation under "Make-Good Escrow"	14,101,247	0	0
Loss on derivative	(6,762,079)	(11,298)	0
Total other income (expense)	7,897,965	(731,668)	(726,020)
Income before income taxes	126,499,331	64,790,676	38,361,249
Income tax expense	(30,107,070)	(16,556,396)	(9,596,651)
Net income	96,392,261	48,234,280	28,764,598
Accretion of discount on Class A Preferred Shares	(6,135,012)	(22,293,720)
Net income attributable to ordinary shareholders	$ 90,257,249	$ 25,940,560	$ 28,764,598
Earnings per ordinary share
- Basic (in dollars per share)	$ 1.71	$ 0.50	$ 0.55
- Diluted (in dollars per share)	$ 1.54	$ 0.50	$ 0.55
Weighted average number of ordinary shares outstanding
- Basic (in shares)	52,677,323	52,264,994	52,177,323
- Diluted (in shares)	62,690,310	52,264,994	52,177,323